Annual Fund Operating Expenses - Western Asset Ultra-Short Income Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.74%	[1]
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.66%	[3],[4]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.51%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.51%	[4]
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.52%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.39%	[3],[4]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.12%	[4]
Class C1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.37%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.37%	[4]
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.44%	[1]
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.36%	[3],[4]

[1]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.65% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 1.13% for Class R shares, 0.38% for Class I shares and 0.35% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. Effective June 1, 2020, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, the manager has agreed to waive the fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.

[3]

Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) are higher than the expense cap amounts for Class A, Class I and Class IS shares as a result of acquired fund fees and expenses and interest expense.

[4]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps, as applicable.
[5]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.